SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	$ 1,266,073	$ 1,558,208	$ 777,840
Contingent Consideration Promissory Notes and Contingent Consideration Earn Out [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		188,470	777,840
Warrant Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	1,266,073	1,369,738
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 1 [Member] | Contingent Consideration Promissory Notes and Contingent Consideration Earn Out [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 1 [Member] | Warrant Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member] | Contingent Consideration Promissory Notes and Contingent Consideration Earn Out [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 2 [Member] | Warrant Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	1,266,073	1,558,208	777,840
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Promissory Notes and Contingent Consideration Earn Out [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value		188,470	777,840
Fair Value, Inputs, Level 3 [Member] | Warrant Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value	$ 1,266,073	$ 1,369,738